RELATED PARTY TRANSACTIONS (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
RELATED PARTY TRANSACTIONS
Accrued liabilities related parties	$ 149,299	$ 222,603
Accrued commissions	0	0
Accrued dividends preferred shares	72,625	0
Total accrued liabilities	$ 221,924	$ 222,603